FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivative Instruments - Net Asset (Liability) Position (Details) $ in Millions	Dec. 31, 2019 CAD ($) $ / $	Dec. 31, 2019 USD ($) $ / $	Dec. 31, 2018 CAD ($) $ / $	Dec. 31, 2018 USD ($) $ / $	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	$ 1,439,000,000		$ 1,500,000,000		$ 1,094,000,000
Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets			$ 1,564,000,000	$ 1,178
Exchange rate, assets | $ / $			1.3276	1.3276
Derivative financial assets	1,383,000,000		$ 1,373,000,000
Notional amount, liabilities	$ 1,618,000,000	$ 1,223
Exchange rate, liabilities | $ / $	1.3227	1.3227
Derivative financial liabilities	$ (29,000,000)				(23,000,000)
Debt derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	$ 6,587,000,000	$ 5,800	$ 6,184,000,000	$ 5,500
Exchange rate, assets | $ / $	1.1357	1.1357	1.1243	1.1243
Derivative financial assets	$ 1,412,000,000		$ 1,332,000,000		1,152,000,000
Notional amount, liabilities	$ 3,409,000,000	$ 2,570	$ 736,000,000	$ 550
Exchange rate, liabilities | $ / $	1.3263	1.3263	1.3389	1.3389
Bond forwards | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount, liabilities			$ 900,000,000
Derivative financial liabilities	$ 0		(87,000,000)		(64,000,000)
Expenditure derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	$ 335,000,000	$ 270	$ 1,341,000,000	$ 1,080
Exchange rate, assets | $ / $	1.2391	1.2391	1.2413	1.2413
Derivative financial assets	$ 1,000,000		$ 122,000,000
Notional amount, liabilities	$ 952,000,000	$ 720
Exchange rate, liabilities | $ / $	1.3228	1.3228
Derivative financial liabilities					(39,000,000)
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	$ 223,000,000		258,000,000
Derivative financial assets	55,000,000		92,000,000		$ 68,000,000
Before Offset Amount
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	1,579,000,000		1,609,000,000
Derivative financial liabilities	(140,000,000)		(109,000,000)
Before Offset Amount | Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	0		41,000,000
Derivative financial liabilities	(29,000,000)
Before Offset Amount | Debt derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	1,508,000,000		1,354,000,000
Derivative financial liabilities	(96,000,000)		(22,000,000)
Before Offset Amount | Bond forwards | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	0		(87,000,000)
Before Offset Amount | Expenditure derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	16,000,000		122,000,000
Derivative financial liabilities	(15,000,000)
Before Offset Amount | Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	$ 55,000,000		$ 92,000,000